                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MLP Co-Investment Opportunity Fund, L.P.
                 ----------------------------------------
   Address:      6640 W. 143rd Street, Suite 200
                 ----------------------------------------
                 Overland Park, Kansas 66223
                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David G. Dehaemers, Jr.
         -------------------------------
Title:   President
         -------------------------------
Phone:   (913) 928-6005
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ David G. Dehaemers, Jr.     Overland Park, Kansas   February 16, 2010
  -------------------------------   ---------------------   ------------------
            [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: $176,210
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number        Name

    1         28-                         MLP Opportunity Fund GP, L.L.C.
    ------       -----------------        -------------------------------

                           FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE    SHARES/  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x1000)   PRN AMT  PRN  CALL   DSCRETN    MANAGERS   SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
EL PASO PIPELINE PARTNERS L P    COM UNIT LPI   283702108   20,296   781,800 SH          DEFINED       1      781,800    0      0
ENERGY TRANSFER EQUITY L P       COM UT LTD PTN 29273V100   14,354   469,400 SH          DEFINED       1      469,400    0      0
ENERGY TRANSFER PRTNRS  L P      UNIT LTD PARTN 29273R109    5,459   121,400 SH          DEFINED       1      121,400    0      0
ENTERPRISE GP HLDGS L P          UNIT LP INT    293716106    8,772   225,100 SH          DEFINED       1      225,100    0      0
ENTERPRISE PRODS PARTNERS L P    COM            293792107   11,380   362,300 SH          DEFINED       1      362,300    0      0
INERGY HLDGS L P                 COM            45661Q107    5,246    89,300 SH          DEFINED       1       89,300    0      0
INERGY L P                       UNIT LTD PTNR  456615103   15,606   437,380 SH          DEFINED       1      437,380    0      0
K SEA TRANSN  PARTNERS LP        COM            48268Y101    4,253   367,300 SH          DEFINED       1      367,300    0      0
KINDER MORGAN ENERGY PARTNERS LP UT LTD PARTNER 494550106    8,842   145,000 SH          DEFINED       1      145,000    0      0
KINDER MORGAN MANAGEMENT LLC     SHS            49455U100   28,261   517,223 SH          DEFINED       1      517,223    0      0
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP 559080106    7,227   166,782 SH          DEFINED       1      166,782    0      0
ONEOK PARTNERS LP                UNIT LTD PARTN 68268N103   19,600   314,600 SH          DEFINED       1      314,600    0      0
PLAINS ALL AMERN PIPELINE LP     UNIT LTD PARTN 726503105   23,423   443,200 SH          DEFINED       1      443,200    0      0
TARGA RESOURCES PARTNERS LP      COM UNIT       87611X105    3,491   143,600 SH          DEFINED       1      143,600    0      0